Advances to Contractor - Schedule of Advances to Contractor (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Advances to Contractor [Abstract]
Advances to contractor		$ 15,210,262
Write-off (Note 8)		(15,006,262)
Total advances to contractor		$ 204,000